Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2018
Share capital, reserves and other equity interest [Abstract]
Disclosure of issued share capital
The issued share capital of the Company at December 31 consisted of:

	December 31, 2018		December 31, 2017
	Number	CHF	Number	CHF
Common shares with a nominal value of CHF 0.40 each	—	—	48,373,890	19,349,556
Common shares with a nominal value of CHF 0.02 each	35,516,785	710,336	—	—
Total	35,516,785	710,336	48,373,890	19,349,556

	Common Shares (Number)
	2018	2017
As of January 1	48,373,890	34,329,704
Common shares issued for the follow-on offering with a	12,800,000	14,044,186
nominal value of CHF 0.40 each
Adjustment during the Merger:
Issuance of Auris NewCo Shares	6,117,388	—
Cancellation of Auris OldCo Shares	(61,173,890)	—
Common shares issued for capital increase with a nominal value of CHF 0.02 each	29,399,397	—
Total, as of December 31	35,516,785	48,373,890